As filed with the Securities and Exchange Commission on September 20, 2017

1933 Act Registration No. 333-207937
1940 Act Registration No. 811-23108

United States
Securities and Exchange Commission
Washington, D.C. 20549
Form N‑1A

Registration Statement Under the Securities Act of 1933	[ ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 47	[X]
and/or
Registration Statement Under the Investment Company Act of 1940	[ ]
Amendment No. 52	[X]

Amplify ETF Trust
(Exact name of registrant as specified in charter)

310 South Hale Street
Wheaton, IL 60187
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (630) 464-7600

Christian Magoon
Amplify ETF Trust
310 South Hale Street
Wheaton, IL 60187
(Name and Address of Agent for Service)

Copy to:
Morrison C. Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Registration Statement relates to Amplify YieldShares Senior Loan and Income ETF, a series of the Registrant.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Wheaton, and State of Illinois, on September 20, 2017.

Amplify ETF Trust

By:	/s/ Christian Magoon
Christian Magoon Chairman of the Board of Trustees President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title		Date

/s/ Christian Magoon	President and Chief Executive Officer		September 20, 2017
Christian Magoon
Michael DiSanto*	Trustee	) )
		)	By:	/s/ Christian Magoon
John Phillips*	Trustee	) )		Christian Magoon Attorney-In-Fact
		)		September 20, 2017
Rick Powers*	Trustee	) )
)
Mark Tucker*	Trustee	) )
)

*
Original powers of attorney authorizing Christian Magoon and John Phillips to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed and filed as an exhibit.

Index to Exhibits

(101)	Risk/return summary in interactive data format